Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of information about payables

	2025		2024
	US$m		US$m
Trade and other payables[1]	1,727	1,492	2,075
Interest payable[2]	114	112	110
	1,841	1,604	2,185
1.Interest-free and normally settled on 30 day terms.
2.Details regarding interest-bearing liabilities are contained in Note C.2.